Consolidated Statements of Changes in Stockholders' Equity (Unaudited) - USD ($)	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Oct. 31, 2017							$ 19,155,545
Net income (loss)							28,381,842
Foreign currency translation adjustment					$ (1,797,116)		(1,797,116)
Balance (Predecessor [Member]) at Oct. 31, 2018			$ 8,000	$ 18,724,000	584,000	$ 26,704,000	46,028,000
Balance at Oct. 31, 2018							46,020,903
Stock-based compensation				280,632			280,632
Balance at Dec. 31, 2017	$ 118	$ 575		5,316,974		(317,666)	5,000,001
Issuance of Class A common stock	70			7,116,430			7,116,500
Net income (loss)						(7,116,491)	(7,116,491)
Balance (Predecessor [Member]) at Dec. 05, 2018			8,000	18,751,000	(90,000)	4,129,000	22,798,000
Balance at Dec. 05, 2018	188	575		12,433,404		(7,434,157)	5,000,010
Balance (Predecessor [Member]) at Oct. 31, 2018			8,000	18,724,000	584,000	26,704,000	46,028,000
Balance at Oct. 31, 2018							46,020,903
Net income (loss) | Predecessor [Member]						(22,575,000)	(22,575,000)
Net income (loss)							(22,575,000)
Foreign currency translation adjustment | Predecessor [Member]					(674,000)		(674,000)
Balance (Predecessor [Member]) at Dec. 05, 2018			$ 8,000	18,751,000	(90,000)	4,129,000	22,798,000
Balance at Dec. 05, 2018	188	575		12,433,404		(7,434,157)	5,000,010
Stock-based compensation | Predecessor [Member]				27,000			27,000
Redemption of Class A shares				(12,433,000)		(3,577,000)	(16,010,000)
Issuance of Class A common stock	1,000			96,900,000			96,901,000
Rollover of acquiree Class A common stock to Class A common stock as a result of the Business Combination	1,000			164,908,000			164,909,000
Conversion of Class B common stock to Class A common stock as a result of the Business Combination	1,000	$ (1,000)
Net income (loss)						(3,630,000)	(3,630,000)
Foreign currency translation adjustment					(557,000)		(557,000)
Balance at Jan. 31, 2019	$ 3,000			$ 261,808,000	$ (557,000)	$ (14,641,000)	$ 246,613,000